Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Impairment of PPE	$ 736	$ 1,550	$ 2,708
Depreciation	13,090	11,289	12,305
Depreciation in cost of sales	$ 7,685	$ 4,915	$ 4,266